Due to Related Party Transactions	6 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Due to Related Party Transactions

12.	Due to Related Party Transactions

The amount due to a related party called Ansa Group Limited (“Ansa”), an entity under common control of the majority shareholder of the Company was $16,441 and $15,283 as of December 31, 2025 and June 30, 2025, respectively. The balance is interest-free and does not have a fixed maturity. The terms are not necessarily indicative of what a third party would agree to.

GMEX ROBOTICS CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)